IMPAIRMENT OF ASSETS - Impairment losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	$ 9	$ 3	$ (6)
Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	7	3	1
Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	2		(7)
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	9	3	(6)
Property and equipment | Ukraine
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	7	$ 3	1
Property and equipment | Other
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment (loss) / reversal, net	$ 2		$ (7)